Provision For Environmental Rehabilitation (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Total Liability for Environmental Rehabilitation

The following is a reconciliation of the total liability for environmental rehabilitation:

	December 31, 2012	December 31, 2011
Provision for environmental rehabilitation
Opening balance	336.9	324.4
Addition to liabilities	18.1	18.7
Liabilities settled	(2.7)	(1.7)
Accretion of liability	28.2	24.9
Foreign currency translation adjustment	(6.9)	(29.4)

Balance at close	373.6	336.9